ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consists of the following:

	September 30,	March 31,
	2025	2025
Accounts receivable	$5,768,164	$4,644,586
Less: allowance for credit loss	(1,138,664)	(668,195)
Accounts receivable, net	$4,629,500	$3,976,391

	March 31,	March 31,
	2025	2024
Accounts receivable	$4,644,586	$5,100,595
Less: allowance for credit loss	(668,195)	(133,449)
Accounts receivable, net	$3,976,391	$4,967,146

Schedule of Allowance for Credit Loss Movement

Allowance for credit loss movement is as follows:

	September 30,	March 31,
	2025	2025
Beginning balance	$668,195	$133,449
Additions	452,824	538,494
Reversal	—	(41)
Foreign currency translation adjustments	17,645	(3,707)
Ending balance	$1,138,664	$668,195

	March 31,	March 31,
	2025	2024
Beginning balance	$133,449	$256,882
Additions	538,494	11,738
Reversal	(41)	(123,647)
Foreign currency translation adjustments	(3,707)	(11,524)
Ending balance	$668,195	$133,449